CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2018
Cash and cash equivalents [abstract]
Sensitivity analysis for types of market risk cash [text block]	12 CASH AND CASH EQUIVALENTS
Amounts in R million	2018	2017

100bp increase	3.0	2.5
100bp (decrease)	(3.0)	(2.5)